SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	001
Entity Tax Identification Number	13-1432060
Notes Receivable From Participants	$ 13,759,300
TOTAL	$ 1,131,927,028
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.00%	9.00%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.75%	3.75%
Investment, Identifier [Axis]: Common Stock | IFF Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,264,237
Investment, Identifier [Axis]: Common/Collective Trust | State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,133,285
Investment, Identifier [Axis]: Common/Collective Trust | State Street S&P 500 Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	243,545,162
Investment, Identifier [Axis]: Common/Collective Trust | State Street U.S. Bond Index Securities Lending Series Fund Class XIV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41,281,601
Investment, Identifier [Axis]: Common/Collective Trust | State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,424,168
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,095,010
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,156,303
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	64,172,908
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	114,753,239
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	97,965,037
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,875,578
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	85,602,603
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,231,048
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	55,253,899
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,146,368
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,994,729
Investment, Identifier [Axis]: Common/Collective Trust | Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,843,763
Investment, Identifier [Axis]: Mutual Fund | Fidelity BrokerageLink (line 1c15)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,754,511
Investment, Identifier [Axis]: Mutual Fund | Fidelity Investments Money Market Government Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	221,488
Investment, Identifier [Axis]: Mutual Fund | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,452,791